THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%

	Shares	Value
Brazil — 1.6%
BB Seguridade Participacoes	135,400	$1,010,106
Dexco *	16,280	24,149
JBS	1,914,376	7,595,204
Kepler Weber *	16,800	76,516
Mahle-Metal Leve	7,600	50,903
Nova Embrapar Participacoes * (A)	854	—
Seara Alimentos * (A)	911	—
SYN prop e tech	35,300	29,345
Vale	109,500	2,046,640

		10,832,863

China — 25.1%
360 Security Technology, Cl A	354,100	368,062
37 Interactive Entertainment Network Technology Group, Cl A	1,914,600	5,805,583
Agricultural Bank of China, Cl H	12,388,000	4,458,855
Aluminum Corp of China, Cl H	390,000	208,414
Arcsoft, Cl A	75,032	298,610
Bank of China, Cl H	25,985,926	9,891,928
Bank of Communications, Cl H	859,236	531,093
Beijing SL Pharmaceutical, Cl A	928,950	1,188,634
Beijing Yanjing Brewery, Cl A	264,900	441,965
BYD Electronic International	67,000	232,232
Cheetah Mobile ADR *	3,235	8,799
Cheng De Lolo, Cl A *	554,530	734,156
Chengdu Hongqi Chain, Cl A	729,500	593,187
Chengdu Kanghong Pharmaceutical Group, Cl A	192,000	495,166
China CAMC Engineering, Cl A	307,800	381,590
China Citic Bank, Cl H	5,133,342	2,476,582
China Construction Bank, Cl H	25,779,715	16,686,975
China Life Insurance, Cl H	713,550	1,313,483
China Merchants Bank, Cl H	380,000	2,464,729
China Oilfield Services, Cl H	192,000	232,711
China Petroleum & Chemical, Cl H	2,350,000	1,268,929
China Railway Group, Cl H	409,461	223,375
China Shenhua Energy, Cl H	381,500	1,187,464
China Vanke, Cl H	165,200	333,952
Chinese Universe Publishing and Media Group, Cl A	2,434,699	3,456,674
COSCO SHIPPING Holdings, Cl H	318,850	330,737
CSPC Pharmaceutical Group	944,000	1,076,352
Daqin Railway, Cl A	83,700	83,100
Dongfeng Motor Group, Cl H	278,000	165,748

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Fiberhome Telecommunication Technologies, Cl A	255,540	$532,701
G-bits Network Technology Xiamen, Cl A	112,989	5,928,084
Guangdong Hybribio Biotech, Cl A	392,200	1,035,449
Guangdong Tapai Group, Cl A *	826,732	936,510
Haisco Pharmaceutical Group, Cl A	34,600	124,168
Haitian International Holdings	70,000	214,827
Harbin Power Equipment, Cl H *	226,469	116,254
Hubei Jumpcan Pharmaceutical, Cl A	364,200	1,578,810
Industrial & Commercial Bank of China, Cl H	7,057,000	3,774,922
Jointown Pharmaceutical Group, Cl A	244,400	491,219
Kingnet Network, Cl A *	3,398,200	3,975,624
Kunlun Energy	6,244,000	4,924,363
Lonking Holdings	477,354	97,531
Metallurgical Corp of China, Cl H	3,991,520	902,758
New China Life Insurance, Cl H	641,200	1,719,673
Opple Lighting, Cl A	254,200	632,384
People’s Insurance Group of China, Cl H	1,026,000	345,890
Perfect World, Cl A	233,300	486,619
PetroChina, Cl H	31,230,000	16,706,496
PICC Property & Casualty, Cl H	1,640,000	1,541,850
Ping An Insurance Group of China, Cl H	794,000	6,167,555
Qudian ADR *	249,049	308,821
Rongan Property, Cl A	995,400	481,389
Sansteel Minguang Fujian, Cl A	522,750	385,409
Shandong WIT Dyne Health, Cl A	419,770	2,603,446
Shanghai Construction Group, Cl A	838,700	326,785
Shanghai Pudong Construction, Cl A	1,236,080	1,310,684
Shanghai Rural Commercial Bank, Cl A	327,700	287,077
Shui On Land	1,061,000	143,704
Sichuan Teway Food Group, Cl A	751,342	2,949,282
Sinopharm Group, Cl H	55,200	135,295
Sinotrans, Cl H	795,000	274,234
Sinotruk Hong Kong	2,792,148	4,827,490
Suzhou Gold Mantis Construction Decoration, Cl A *	2,457,146	1,987,209
TCL Electronics Holdings *	949,000	432,682
Tencent Holdings	607,000	29,578,454
Tian Di Science & Technology, Cl A	1,983,000	1,569,011
Tianneng Power International	553,288	819,989
Tingyi Cayman Islands Holding	198,000	329,396
TravelSky Technology, Cl H	93,000	193,306
Tsingtao Brewery, Cl H	62,513	603,553
Wangsu Science & Technology, Cl A	1,693,600	1,456,059
Weiqiao Textile, Cl H	719,519	146,881

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Winner Medical, Cl A	27,276	$290,939
Xinyu Iron & Steel, Cl A	6,388,300	4,012,590
Xinyuan Real Estate ADR *	822	3,896
Yankuang Energy Group, Cl H	150,000	482,408
Zhejiang Qianjiang Motorcycle, Cl A *	13,400	51,942
Zhejiang Semir Garment, Cl A	4,067,197	3,337,678
Zhejiang Yasha Decoration, Cl A	454,300	318,291

		168,820,672

Colombia — 0.0%
Cementos Argos	77,006	52,942

Czech Republic — 0.0%
Philip Morris CR	11	8,447

Egypt — 0.0%
Ezz Steel	46,233	36,378

Greece — 0.2%
Cairo Mezz *	11,041	1,193
Fourlis Holdings	25,163	99,597
Motor Oil Hellas Corinth Refineries	15,296	373,799
National Bank of Greece *	144,184	685,545

		1,160,134

Hong Kong — 13.4%
AAC Technologies Holdings *	9,500	25,315
Alibaba Group Holding *	1,423,968	19,577,665
Alibaba Health Information Technology *	878,000	784,155
Asia Cement China Holdings	1,138,275	536,171
Baidu, Cl A *	224,650	3,776,376
Cabbeen Fashion	114,000	14,680
China BlueChemical	1,046,000	287,548
China Coal Energy, Cl H	10,019,645	8,040,539
China Conch Venture Holdings	156,500	332,106
China Foods	421,556	157,093
China Gas Holdings	293,400	456,771
China Hanking Holdings	48,000	5,197
China Harmony Auto Holding	895,780	131,838
China High Speed Transmission Equipment Group *	657,314	309,335
China Hongqiao Group	235,000	273,334
China International Marine Containers Group, Cl H	451,108	346,463

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
China Kepei Education Group	115,133	$54,152
China Lesso Group Holdings	106,000	120,491
China Medical System Holdings	127,445	219,998
China Merchants Port Holdings	139,761	195,920
China Minsheng Banking, Cl H	771,500	288,446
China National Building Material, Cl H	459,215	421,356
China Oriental Group	926,000	190,557
China Pacific Insurance Group, Cl H	2,567,431	7,059,065
China Reinsurance Group, Cl H	421,462	32,354
China Resources Beer Holdings	162,000	1,219,582
China Risun Group	225,000	108,616
China Taiping Insurance Holdings	633,800	877,833
Chinasoft International	268,000	235,618
Chongqing Machinery & Electric, Cl H	466,000	38,645
CITIC	4,983,000	5,830,971
CITIC Resources Holdings	690,000	43,652
CMOC Group, Cl H	357,000	206,633
Consun Pharmaceutical Group	118,000	62,262
COSCO SHIPPING Ports	40,000	30,260
CPMC Holdings	237,000	135,868
Dawnrays Pharmaceutical Holdings	92,000	15,253
Digital China Holdings	91,000	46,412
Dongyue Group	145,000	173,590
Edvantage Group Holdings	174,000	88,511
FriendTimes	651,961	83,978
Fufeng Group	588,742	413,156
Goodbaby International Holdings *	627,989	60,889
Grand Baoxin Auto Group *	384,500	21,918
Hengan International Group	61,500	302,541
IGG *	302,709	113,849
Inkeverse Group *	748,000	99,466
JD.com, Cl A *	216,905	6,440,642
Jiangxi Copper, Cl H	195,000	335,800
JNBY Design	471,314	611,349
Joy City Property *	780,000	36,739
Kingboard Holdings	85,000	347,211
Kingboard Laminates Holdings	91,000	110,958
Kingsoft	94,800	349,057
Launch Tech, Cl H *	58,000	17,605
Lee & Man Paper Manufacturing	121,000	53,020
Lenovo Group	7,654,000	6,139,037
Maoye International Holdings *	286,000	8,511
Meituan, Cl B *	440,350	9,844,411

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
MINISO Group Holding	7,200	$27,070
NetDragon Websoft Holdings	333,000	773,504
NetEase	183,500	3,255,679
New Oriental Education & Technology Group *	207,900	882,498
Nine Dragons Paper Holdings	177,519	159,138
Orient Overseas International	22,000	365,703
Pou Sheng International Holdings	1,878,142	224,978
Renrui Human Resources Technology Holdings	1,804	964
Sany Heavy Equipment International Holdings	131,000	132,336
Shandong Weigao Group Medical Polymer, Cl H	244,800	406,951
Sino Biopharmaceutical	644,000	374,736
Sinopec Engineering Group, Cl H	1,555,500	784,077
Skyworth Group	6,105,486	3,911,354
Tencent Music Entertainment Group *	9,300	38,296
Uni-President China Holdings	133,000	127,952
Wasion Holdings	188,000	68,996
Yihai International Holding	44,000	156,572
Zoomlion Heavy Industry Science and Technology	100	56
ZTE, Cl H	74,200	179,195

		90,010,823

Hungary — 1.9%
MOL Hungarian Oil & Gas	344,269	2,572,769
OTP Bank Nyrt	302,847	9,125,232
Richter Gedeon Nyrt	39,900	900,998

		12,598,999

India — 9.6%
Allcargo Logistics	17,795	91,436
Ambika Cotton Mills	3,408	65,507
Andhra Paper	5,846	32,556
Andhra Sugars	40,305	64,693
Apar Industries	34,366	710,715
Arvind *	195,024	202,389
AurionPro Solutions	13,962	60,806
AVT Natural Products	41,515	50,039
Bajaj Consumer Care	13,858	28,901
Bank of Baroda	1,356,872	2,797,783
Bharat Dynamics	13,859	160,737
BLS International Services	73,872	165,930
Canara Bank	172,989	646,076
Castrol India	127,544	183,988
CESC	565,480	501,801
Cigniti Technologies	5,210	38,514

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Coal India	1,051,207	$2,901,681
Computer Age Management Services	4,215	117,848
Coromandel International	12,977	142,289
Cyient	63,035	679,375
Datamatics Global Services	22,513	82,344
DCM Shriram Industries	36,391	32,467
Dhampur Sugar Mills	21,205	58,270
Dhunseri Ventures	11,142	33,627
EID Parry India	20,736	138,055
Elecon Engineering	74,003	351,697
Emami	68,908	373,739
Equitas Holdings *	44,924	66,995
FIEM Industries	1,297	26,132
GAIL India	2,613,197	3,047,923
GHCL	47,629	286,792
Godawari Power and Ispat	70,623	346,024
Godfrey Phillips India	1,352	31,864
Great Eastern Shipping	3,525	27,675
Gujarat Ambuja Exports	98,133	310,667
Gujarat Narmada Valley Fertilizers & Chemicals	113,300	764,052
Gujarat State Fertilizers & Chemicals	30,351	48,234
HCL Technologies	1,113,747	15,358,131
HIL	708	21,722
Hindustan Aeronautics	126,318	3,953,140
ITC	1,120,238	4,834,522
ITD Cementation India	38,041	51,244
J Kumar Infraprojects	56,858	189,206
Jagran Prakashan	140,311	124,442
Jindal Saw	32,265	49,496
Kalyani Steels	2,284	9,350
Karnataka Bank	729,817	1,278,420
Kewal Kiran Clothing	27,438	147,292
Kirloskar Brothers	30,179	119,100
Kirloskar Industries	1,818	43,348
KPIT Technologies	454,134	4,260,698
KSB	22,399	498,249
LG Balakrishnan & Bros	29,823	253,242
Mahanagar Gas	47,315	511,778
Maharashtra Seamless	59,388	231,584
Mazagon Dock Shipbuilders	18,638	181,267
MOIL	34,378	69,677
National Aluminium	1,938,951	1,989,760
Nava	279,542	798,254

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
NIIT	72,667	$291,456
NLC India	118,789	113,818
NMDC	15,794	23,882
NMDC Steel * (A)	15,794	7,422
NRB Bearings	89,057	158,737
NTPC	327,569	686,083
Nucleus Software Exports	6,979	34,534
Oracle Financial Services Software	21,547	804,762
Orient Cement	162,820	245,298
Pennar Industries *	81,342	54,776
Prakash Industries *	56,281	47,288
PTC India	321,599	377,833
R Systems International	38,542	115,034
Raymond	8,721	163,363
Redington	1,461,109	3,319,040
Repco Home Finance	25,178	70,318
Savita Oil Technologies	3,290	10,915
Schaeffler India	2,551	84,200
Seshasayee Paper & Boards	25,001	87,565
Shreyas Shipping & Logistics	13,405	45,305
Shyam Metalics & Energy	7,029	26,163
Siyaram Silk Mills	37,411	233,821
SMC Global Securities	1,350	1,275
Somany Ceramics	5,072	33,597
Sonata Software	32,021	238,241
South Indian Bank *	278,051	61,415
SP Apparels *	17,785	67,237
Star Cement *	21,237	28,243
Steel Authority of India	2,561,665	2,851,387
Styrenix Performance Materials	4,846	46,197
Sutlej Textiles and Industries	35,560	25,985
Tamil Nadu Newsprint & Papers	47,442	139,541
Tamilnadu Petroproducts	92,741	100,874
Technocraft Industries India *	4,120	47,412
TGV SRAAC *	5,826	8,055
Time Technoplast	122,412	127,814
Transport Corp of India	16,142	124,447
Triveni Turbine	170,857	568,402
Vardhman Textiles	48,969	182,131
Varun Beverages	37,674	529,109
Visaka Industries	20,755	105,001
West Coast Paper Mills	42,557	281,065

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
WNS Holdings ADR *	18,350	$1,554,796

		64,767,380

Indonesia — 2.5%
ABM Investama	68,965	14,499
Ace Hardware Indonesia	3,561,800	116,620
Adaro Energy Indonesia	30,027,555	5,949,818
Adaro Minerals Indonesia *	11,793,300	1,293,904
Astra International	1,574,200	632,438
Bank CIMB Niaga	896,267	70,659
Bank Mandiri Persero	4,664,400	3,108,058
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	36,691
Bukit Asam	6,058,175	1,377,298
Dharma Satya Nusantara	2,308,000	104,957
Gajah Tunggal *	1,469,077	58,802
Hanjaya Mandala Sampoerna	1,726,600	112,435
Indah Kiat Pulp & Paper	174,268	97,114
Indika Energy	279,534	45,094
Indo Tambangraya Megah	234,549	567,393
Indofood Sukses Makmur	381,900	171,626
Map Aktif Adiperkasa *	235,600	59,773
Matahari Department Store	1,955,040	573,171
Mitra Adiperkasa *	3,707,000	321,951
Panin Financial	3,262,500	97,656
Perusahaan Gas Negara	8,173,706	846,070
Perusahaan Perkebunan London Sumatra Indonesia	1,484,600	105,095
Sumber Global Energy	507,627	19,339
Temas	293,800	49,364
Triputra Agro Persada	4,887,415	202,182
United Tractors	368,300	604,659

		16,636,666

Luxembourg — 0.9%
Ternium ADR	149,307	6,024,538

Malaysia — 0.1%
Coastal Contracts *	121,800	71,696
Heineken Malaysia	3,100	20,373
Jaya Tiasa Holdings	233,300	34,028
Kim Loong Resources	68,300	28,669
KSL Holdings *	301,283	58,008
Magni-Tech Industries	15,800	6,863
Padini Holdings	165,400	141,735

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Sarawak Oil Palms	47,700	$29,700
Shin Yang Shipping	271,200	47,277
TSH Resources	125,200	32,627
YTL Power International	155,700	26,882

		497,858

Mexico — 0.1%
Alfa, Cl A	566,348	409,937

Peru — 0.0%
Credicorp	1,038	139,403

Philippines — 0.0%
Semirara Mining & Power, Cl A	518,700	304,885
SSI Group	178,472	5,277

		310,162

Poland — 1.6%
Asseco Poland	529	9,310
Bank Handlowy w Warszawie	5,729	107,210
Budimex	19	1,222
Enea *	49,203	76,777
Famur *	191,253	161,086
Grupa Azoty *	24,636	258,927
Jastrzebska Spolka Weglowa *	230,545	3,599,803
LiveChat Software	4,083	118,921
PGE Polska Grupa Energetyczna *	772,729	1,338,050
Powszechny Zaklad Ubezpieczen	621,531	5,283,003
STS Holding *	6,445	25,293
Unimot *	337	8,922

		10,988,524

Qatar — 0.0%
Industries Qatar QSC	50,198	194,487

Russia — 0.0%
Globaltrans Investment GDR * (A)	114,181	—
HeadHunter Group ADR (A)	3,279	—
Novolipetsk Steel PJSC GDR * (A)	189,918	—
Sberbank of Russia PJSC ADR * (A)	447,493	—
Tatneft PJSC ADR * (A)	153,163	—

		—

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — 5.6%
Alamar Foods	7,788	$291,059
Arab National Bank	83,065	614,099
Arabian Internet & Communications Services	17,230	1,166,714
Astra Industrial Group	20,464	296,647
Banque Saudi Fransi	36,535	399,505
Bawan	60,027	520,167
Dar Al Arkan Real Estate Development *	129,392	433,045
Derayah REIT ‡	23,450	61,706
Elm	21,022	2,004,140
Gulf Insurance Group	11,142	85,296
Hail Cement	3,036	9,637
Kingdom Holding	20,961	43,868
Methanol Chemicals *	25,444	177,538
SABIC Agri-Nutrients	106,387	3,900,697
Sahara International Petrochemical	415,101	4,129,965
Saudi Basic Industries	564,928	14,019,037
Saudi Electricity	1,118,110	6,889,766
Saudi Investment Bank	13,852	66,547
Saudi Telecom	218,131	2,152,779
Yamama Cement *	12,544	96,061

		37,358,273

Singapore — 0.0%
Riverstone Holdings	512,200	252,160

South Africa — 2.5%
African Rainbow Minerals	53,910	884,042
Anglo American Platinum	2,879	214,114
AngloGold Ashanti ADR	9,976	209,696
Exxaro Resources	48,651	610,563
Hudaco Industries	688	5,734
Investec	266,871	1,696,778
Kumba Iron Ore	281,165	8,609,288
Lewis Group	20,296	53,656
Mittal Steel South Africa *	18,727	4,251
Murray & Roberts Holdings *	77,321	12,048
Omnia Holdings	16,027	57,789
Sappi	295,045	874,586
Sasol	56,257	1,022,012
Sibanye Stillwater ADR	66,487	715,400
Standard Bank Group	149,928	1,495,939

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Tiger Brands	6,151	$73,543

		16,539,439

South Korea — 13.5%
Ace Bed	567	15,999
BNK Financial Group	95,862	553,019
CJ	33,239	2,228,288
Creas F&C	3,550	58,927
Daesang Holdings	2,670	16,775
Daewon San Up	2,192	10,085
Daishin Securities	16,153	176,858
DB HiTek	98,714	3,661,781
DGB Financial Group	85,975	556,976
Dongwon F&B	382	50,942
DoubleUGames	2,173	87,164
DRB Holding	528	1,807
DY POWER	2,434	24,718
Echo Marketing	9,920	111,593
Genoray	1,772	11,793
Global Standard Technology	3,878	70,646
Hana Financial Group	299,579	11,901,446
Handsome	2,901	64,654
Hanjin Heavy Industries & Construction Holdings	10,403	33,328
Hansol Paper	5,426	57,765
Hanwha	177,601	4,099,478
Hanwha Life Insurance *	206,623	461,524
Hanyang Securities	3,625	26,181
Hite Jinro	5,051	108,255
Hyundai Engineering & Construction	37,061	1,152,203
Hyundai Glovis	629	85,124
iMarketKorea	6,925	57,785
Infinitt Healthcare *	4,997	26,690
JB Financial Group	45,575	376,551
JVM	2,286	36,657
KB Financial Group	237,404	10,819,072
KCC	1,487	286,498
Kolon	7,102	129,240
Korea Business News	15,443	74,327
Korea Cast Iron Pipe Industries	9,586	55,502
KT *	465,330	13,259,885
LF	2,645	37,014
LG Electronics	114,617	9,391,671
LG International	25,281	723,707

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
LG Uplus	312,327	$2,824,448
LOTTE Himart	11,867	131,327
LX Hausys	9,289	295,034
Multicampus	1,070	32,753
NHN *	44,930	1,068,866
PHA	2,685	15,803
Piolink	2,947	32,949
PSK Holdings	3,991	25,771
Rayence *	15,821	159,188
Sajodaerim	7,208	164,602
Samsung Electronics	330,451	16,459,848
Samyang Optics	4,251	35,631
Sangsangin	9,446	45,565
SaraminHR	4,391	106,162
SAVEZONE I&C CORP	11,048	23,693
SGC e Tec E&C	940	23,657
Shinhan Financial Group	22,536	762,041
Shinsegae Engineering & Construction	1,067	19,401
Value Added Technology *	17,476	506,594
WiSoL	13,595	79,417
Woongjin Thinkbig	18,433	38,379
Woori Financial Group	636,798	6,642,323
YES24	471	2,173
Youngone *	20,652	734,449

		91,132,002

Taiwan — 10.3%
Asustek Computer	253,000	2,304,435
China Ecotek	37,000	53,795
ChipMOS Technologies	380,000	441,106
ChipMOS Technologies ADR	2,816	64,993
Evergreen Marine Taiwan	908,200	4,639,757
First Insurance	95,000	51,346
Global Mixed Mode Technology	24,000	130,267
Goldtek Technology	6,615	15,251
Hon Hai Precision Industry	2,259,648	7,535,326
IntelliEPI	17,000	32,241
International Games System	102,000	1,687,480
Kindom Development	20,000	19,378
Lite-On Technology	315,061	700,097
Macroblock	189,000	701,140
MediaTek	100,000	2,416,097
Mercuries Life Insurance *	3,763	695

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
MPI	39,000	$162,539
Novatek Microelectronics	452,000	5,382,357
Pou Chen	1,860,000	2,134,053
Realtek Semiconductor	850,000	9,128,056
Senao International	67,000	71,212
Star Comgistic Capital	185,723	174,346
Taiwan Semiconductor Manufacturing	1,729,000	30,511,312
TTFB	4,000	29,238
Ubright Optronics	7,000	7,293
Union Insurance	24,328	13,142
United Orthopedic *	36,000	54,450
WW Holding	10,000	25,028
X-Legend Entertainment	17,000	23,541
Zhen Ding Technology Holding	146,000	539,125

		69,049,096

Thailand — 3.9%
After You NVDR *	148,100	54,463
AP Thailand NVDR	668,900	241,812
Asia Green Energy NVDR	266,500	29,333
Bangchak NVDR	555,400	617,293
Bangkok Bank NVDR	2,365,900	11,405,732
Banpu NVDR	2,037,300	719,050
BTS Rail Mass Transit Growth Infrastructure Fund *	267,600	31,316
Bumrungrad Hospital NVDR	21,900	144,332
Index Livingmall NVDR	529,700	304,661
Indorama Ventures NVDR	1,449,200	1,785,113
Kasikornbank NVDR	1,615,400	7,124,627
Krung Thai Bank NVDR	1,265,200	673,119
Lanna Resources NVDR	271,500	128,651
Minor International NVDR *	538,700	545,560
MK Restaurants Group NVDR	119,400	205,645
Polyplex Thailand NVDR	51,200	39,249
Pruksa Holding NVDR	72,200	28,925
Regional Container Lines NVDR	414,800	413,700
Sabina NVDR	81,600	62,607
SCB X NVDR	90,500	286,648
SISB NVDR	161,100	119,607
Srinanaporn Marketing NVDR, Cl P	109,500	78,666
Star Petroleum Refining NVDR	683,600	239,693
Successmore Being NVDR	3,000	542
Supalai NVDR	944,500	693,662

		25,974,006

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Turkey — 0.6%
Agesa Hayat ve Emeklilik *	235,724	$416,716
Dogus Otomotiv Servis ve Ticaret	252,263	2,135,294
Elite Naturel Organik Gida Sanayi VE Ticaret	16,731	30,721
Logo Yazilim Sanayi Ve Ticaret	32,797	103,980
Migros Ticaret *	44,461	326,462
Yapi ve Kredi Bankasi	1,881,321	912,300

		3,925,473

United Arab Emirates — 0.7%
Emaar Properties PJSC	2,245,334	3,411,823
Emirates NBD Bank PJSC	56,914	201,057
Fertiglobe	73,622	80,312
Multiply Group PJSC *	586,108	647,110
Salik PJSC *	393,901	270,844

		4,611,146

United Kingdom — 0.3%
Thungela Resources	148,233	1,927,999

United States — 0.1%
Danaos	11,203	662,994

TOTAL COMMON STOCK (Cost $594,294,064)		634,922,801

PREFERRED STOCK(B) — 5.3%

Brazil — 5.2%
Cia Energetica de Minas Gerais	1,633,179	3,703,069
Cia Ferro Ligas da Bahia - FERBASA	91,158	1,027,712
Gerdau	2,116,252	13,715,637
Metalurgica Gerdau, Cl A	1,250,100	3,575,725
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	2,503,394	12,910,753
Unipar Carbocloro	18,700	315,553

		35,248,449

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2023 (Unaudited)

PREFERRED STOCK(B) — continued

	Shares	Value
South Korea — 0.1%
CJ	9,029	$536,285

TOTAL PREFERRED STOCK (Cost $25,388,595)		35,784,734

MUTUAL FUND — 0.2%

United States — 0.2%
iShares MSCI Emerging Markets ETF	26,410	1,092,317

TOTAL MUTUAL FUND (Cost $1,085,890)		1,092,317

SHORT-TERM INVESTMENT — 0.0%

FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 4.246% (Cost $129,027)	129,027	129,027

TOTAL INVESTMENTS— 99.9% (Cost $620,897,576)		$671,928,879

Percentages are based on Net Assets of $672,418,942.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust